[logo] PIONEER Investments(R)






March 3, 2011


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549


Re:       Pioneer Series Trust VI (the "Trust")
          File Nos. 333-138560 and 811-21978)
          CIK No. 0001380192

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating to the offering of Pioneer Floating Rate Fund Class A, Class C and Class Y shares and the form of prospectus and statement of additional information relating to the offering of Pioneer Multi-Asset Real Return Fund Class A, Class C and Class Y shares that would have been filed under paragraph
(c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 8 to the Trust's registration statement on Form N-1A filed electronically on February 28, 2011 (SEC Accession No. 0001380192-11-000004).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.


Very truly yours,


/s/ Daniel J. Hynes
-------------------------
Daniel J. Hynes
Senior Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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